STATEMENTS OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Equity in commodity trading accounts:
Cash (including restricted cash of $96,102,994 for 2015 and $70,036,099 for 2014)	$ 1,040,573,314	$ 980,824,673
Unrealized profit on open futures contracts	22,033,208	44,175,968
Unrealized profit on open forwards contracts	4,751,569	4,533,927
Cash and cash equivalents	518,196	704,200
Other assets	64,608	32,960
TOTAL ASSETS	1,067,940,895	1,030,271,728
LIABILITIES:
Brokerage commissions payable	7,009	6,232
Sponsor and Performance fees payable	2,846,826	23,352,515
Redemptions payable	18,980,515	2,759,503
Unrealized loss on open futures contracts	14,613,804	13,528,343
Unrealized loss on open forwards contracts	6,680,274	9,079,528
Other liabilities	669,369	460,550
Total liabilities	43,797,797	49,186,671
MEMBERS' CAPITAL:
Members' Capital (679,544,349 Units and 593,821,837 Units outstanding; unlimited Units authorized)	1,024,143,098	981,085,057
Total Members' Capital	1,024,143,098	981,085,057
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 1,067,940,895	$ 1,030,271,728